Borrowings (Details 2)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Rate per currency
Subtotal fixed-rate borrowings	$ 74,067,000,000		$ 98,178,000,000
Subtotal floating-rate borrowings	667,000,000		3,709,000,000
Total borrowings as per analysis	74,734,000,000		101,887,000,000
Borrowings total amount	74,734,000,000		101,887,000,000	$ 926,487,000,000
Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	11,818,000,000		16,605,000,000
Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	207,112,000,000		444,000,000
Argentine Peso [Member]
Rate per currency
Subtotal fixed-rate borrowings	11,818,000,000		16,605,000,000
Subtotal floating-rate borrowings	418,000,000		444,000,000
Total borrowings as per analysis	12,236,000,000		17,049,000,000
Borrowings total amount	12,236,000,000		17,049,000,000
Argentine Peso [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	11,818,000,000		16,605,000,000
Argentine Peso [Member] | Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	418,000,000		$ 444,000,000
US Dollar [Member]
Rate per currency
Subtotal fixed-rate borrowings	62,249,000,000	$ 81,573,000,000
Subtotal floating-rate borrowings	249,000,000	3,265,000,000
Total borrowings as per analysis	62,498,000,000	84,838,000,000
Borrowings total amount	62,498,000,000	62,498,000,000
US Dollar [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	62,249,000,000	81,573,000,000
US Dollar [Member] | Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	$ 249,000,000	$ 3,265,000,000